Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of Cash and Cash Equivalents

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Cash on hand, checking accounts and demand deposits	$54,757,980	$56,745,638	$1,808,914
Cash equivalents (time deposits with original maturity of less than three months)	21,734,844	35,723,213	1,138,770

	$76,492,824	$92,468,851	$2,947,684